Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 5 — COMMITMENTS AND CONTINGENCIES

Employment Agreements

Michael Step

On December 2, 2014, Michael Step accepted an offer letter from the Company setting forth the terms of his employment as Chief Executive Officer. The offer letter provides that Michael Step is entitled to an annual base salary of $360,000 and a total of three grants of options to purchase the Company’s common stock.

The first two options entitle Michael Step to purchase 646,537 and 73,777 of the Company’s shares, respectively, for an exercise price of $5.86 per share. Each of these options was immediately exercisable in full as of the date of the grant, with 44/48ths of the total number of shares covered by each option subject to a right of repurchase by the Company upon termination of Michael Step’s employment with the Company for any reason. This right of repurchase lapses over a period of 44 months, with 1/44th of the total number of shares subject to the right of repurchase lapsing on January 1, 2015 and on the first day of each month thereafter. In addition, the right of repurchase will lapse in its entirety upon a termination of the employment under certain circumstances.

The third option became exercisable upon the closing of the Company’s initial public offering on June 29, 2015. The option is for a total of 163,799 shares of the Company’s common stock, which, together with the shares subject to the first option, represents 7.5% of the shares of common stock deemed to be outstanding at June 29, 2015 on a fully-diluted basis after giving effect to the number of shares subject to the third option. Seventy-five percent (75%) of the shares subject to the third option are subject to a right of repurchase by the Company upon termination of Michael Step’s employment for any reason. This right of repurchase lapses with respect to 1/36th of the total number of shares subject to the right of repurchase on the first day of each month following the date on which the third option became exercisable. In addition, the right of repurchase will lapse in its entirety upon Michael Step’s termination of employment under certain circumstances. Additionally, under the terms of his Executive Severance and Change in Control Agreement, also effective on December 2, 2014, Michael Step is entitled to receive certain payments in the event his employment is terminated under certain scenarios.

Andrew Ritter and Ira Ritter

On September 25, 2013, the Company’s Board of Directors approved the Executive Compensation Plan (the “Compensation Plan”) setting forth certain compensation to be paid to Andrew Ritter, the Company’s current President and former Chief Executive Officer, and Ira Ritter, the Company’s current Chief Strategic Officer (“CSO”) for their contributions to the Company. Effective June 29, 2015, in connection with the Company’s initial public offering, Andrew Ritter and Ira Ritter accepted offer letters from the Company setting forth the terms of their employment as President and CSO, respectively, of the Company. The offer letters superseded the Compensation Plan.

Their respective offer letters provide that that Andrew Ritter is entitled to an annual base salary of $310,000 and Ira Ritter is entitled to an annual base salary of $295,000. In accordance with his offer letter, Andrew Ritter also became entitled to receive up to $180,000 payable over a three year period for tuition reimbursement. As of September 30, 2015, the Company paid an aggregate of $60,000 and accrued $92,500 in tuition reimbursement for Andrew Ritter and recognized such amount in general and administrative expenses in the accompanying Unaudited Condensed Statements of Operations in the three and nine month periods ending September 30, 2015.

Additionally, under the terms of their Executive Severance and Change in Control Agreements, also effective on June 29, 2015, Andrew Ritter and Ira Ritter are entitled to receive certain payments in the event their employment is terminated under certain scenarios.

Pursuant to their respective offer letters, Andrew Ritter and Ira Ritter each have the opportunity to earn an annual bonus based upon a percentage of their base salary and the achievement of specific performance as determined by the Company. The initial target bonus opportunities are 40% and 35% of the base salary for Andrew Ritter and Ira Ritter, respectively.

Pursuant to the Compensation Plan, as in effect prior to entering into their offer letters, Andrew Ritter and Ira Ritter had bonus opportunities to, upon the satisfaction of the events described below, each potentially receive the following cash payments and each potentially receive the following options to purchase up to 48,951 shares of the Company’s common stock (the “Executive Options”) pursuant to the 2008 Stock Plan:

FDA Meeting Bonus Opportunities. Each executive was entitled to receive, and in April 2013 each executive received, a one-time cash bonus of $10,000 for a milestone associated with meeting with the FDA regarding RP-G28’s path to FDA approval. In addition, upon satisfaction of this milestone, the executives became entitled to 3,496 of the Executive Options. 2,360 shares of the Executive Options vested and became exercisable as of the grant date of September 25, 2013, with the balance of the 1,136 shares vesting ratably in 36 equal monthly installment beginning on September 30, 2013.

Clinical Trial Funding Commitment Bonus Opportunities. Each executive was entitled to receive a one-time cash bonus of $75,000 upon the Company’s receipt of a commitment by a third party to fund a Phase 2 or later clinical trial; provided, however, that no such bonus would be paid at any time the Company had less than $2,000,000 in available cash. In addition, upon the satisfaction of this milestone, 35% of 10,489 shares of the Executive Options would vest and become exercisable, with the balance of the 10,489 shares vesting in 36 equal monthly installments beginning on the last day of the following month. The Board of Directors determined that this milestone was satisfied; accordingly, each executive received a bonus of $75,000 which has been recognized in general and administrative expenses in the accompanying Unaudited Condensed Financial Statements.

Fundraising Bonus Opportunities. Each executive was entitled to receive (i) a one-time cash bonus of $50,000 upon the sale of additional equity capital for cash, in one or more closings after July 17, 2012, and/or the actual deployment of funds by a third party for a clinical trial in an aggregate amount in excess of $2,000,000 and (ii) a one-time cash bonus of $150,000 upon the sale of additional equity capital for cash, in one or more closings after July 17, 2012 and/or the actual deployment of funds by a third party for a clinical trial in an aggregate amount in excess of $10,000,000 (which such bonus would be reduced by any cash bonus paid under subsection (i)); provided, however, that no bonus under subsection (i) or (ii) would be paid at any time the Company had less than $2,000,000 in available cash. In addition, upon the satisfaction of the milestone described in subsection (i), 35% of 6,993 shares of the Executive Options would vest and become exercisable, with the balance of the 6,993 shares vesting in 36 equal monthly installments beginning on the last day of the following month, and, upon satisfaction of the milestone described in subsection (ii), 35% of 13,986 shares of the Executive Options would vest and become exercisable, with the balance of the 13,986 shares vesting in 36 monthly installments beginning on the last day of the following month. The Board of Directors determined that this milestone as described in subsection (ii) above was satisfied upon the closing of the Company’s initial public offering on June 29, 2015 raising approximately $17.4 million, net of offering costs; accordingly, each executive received a bonus of $150,000 which has been recognized in general and administrative expenses in the accompanying Unaudited Condensed Statements of Operations in the nine month periods ending September 30, 2015. In addition, 4,895 shares of the Executive Options vested and became exercisable as of June 29, 2015, with the balance of 9,091 shares vesting ratably on a monthly basis beginning July 31, 2015.

●	License Event Bonus Opportunities. Each executive was entitled to receive the following bonus payments in connection with the closing of an exclusive license of RP-G28 and/or any future product candidate developed by the Company from time to time during the term of the Compensation Plan by and/or any option to exclusively license such product candidate to a third party (referred to under the Compensation Plan as a “License Event”) with a minimum upfront payment to the Company of $2,000,000:

A graduated cash bonus equal to (i) 5% of the Initial Period License Payment (as defined in the Compensation Plan) up to $5,000,000; (ii) 4% of the Initial Period License Payment in excess of $5,000,000 up to $10,000,000; and (iii) 3% of the Initial Period License Payment in excess of $10,000,000. In addition, upon the Company’s receipt of an Initial Period License Payment of more than $2,000,000, 35% of 45,454 shares of their Executive Options will vest and become exercisable, with the balance of the 45,454 shares vesting in 36 monthly installments beginning on the last day of the following month.

A cash bonus equal to 3% of any Annual Excess Milestone Payments (as defined in the Compensation Plan); provided, however that no such bonus may be paid at any time the Company has less than $1,000,000 in available cash. In addition, upon the Company’s receipt of an Annual Excess Milestone Payment, 35% of 6,993 shares of their Executive Options will vest and become exercisable, with the balance of the 6,993 shares vesting in 36 monthly installments beginning on the last day of the following month.

As of September 30, 2015, 27,972 of the maximum 48,951 Executive Options potentially issuable to each executive had been issued to each executive subject to the vesting conditions described above.

Research and Development Arrangement

Effective July 24, 2015, the Company entered into an amended Clinical Supply and Cooperation Agreement (the “Amended Supply Agreement”) with Ricerche Sperimentali Montale SpA (“Ricerche”) and Inalco SpA (collectively, “RSM”). The Amended Supply Agreement amends certain terms of the Clinical Supply and Cooperation Agreement, dated December 16, 2009, amended on September 25, 2010 (the “Existing Supply Agreement”).

Under the Existing Supply Agreement, RSM granted the Company an exclusive worldwide option in a specified field and territory to assignment of all right, title and interest to a purified Galacto-oligosaccharides product (“Improved GOS”), the composition of matter of the Improved GOS and any information relating to the Improved GOS, including certain specified technical information and other intellectual property rights (the “Improved GOS IP”). Pursuant to the amended terms, the Company may exercise the option by paying RSM $800,000 within ten days after the effective date of the Amended Supply Agreement. The Company exercised the option on July 30, 2015 and RSM is transferring the Improved GOS IP to the Company. Under the terms of the existing agreement, if a further option payment of $1 million due in the future is not made, the Company may be required to return the Improved GOS IP to RSM.

The Amended Supply Agreement also provides that the Company must pay RSM $400,000 within 10 days following FDA approval of a new drug application for the first product owned or controlled by the Company using Improved GOS as its active pharmaceutical ingredient. In addition, the Company agreed to purchase 350 kilos of Improved GOS for the sum of $250 per kilo for clinical supply of Improved GOS instead of $2,000 per kilo as under the Existing Supply Agreement.

In consideration for RSM entering into the Amended Supply Agreement, the Company will issue 100,000 shares of the Company’s common stock, par value $0.001 per share (the “Shares”), to RSM. The Shares are to be issued within 90 days of the effective date of the Amended Supply Agreement pursuant to a stock purchase agreement to be negotiated by the parties in good faith. The stock purchase agreement is to include a lock-up agreement by RSM in favor of the Company pursuant to which RSM will not be able to sell the Shares for a period ending on the earlier of (i) the public release by the Company of the final results of its Phase 2b/3 clinical trial of RP-G28 and (ii) the filing of its Form 10-Q with the Securities and Exchange Commission for the fiscal quarter in which the Company receives the results of its Phase 2b/3 clinical trial of RP-G28. The shares will be issued to RSM upon the execution of the stock purchase agreement by

RSM.

The agreement for 100,000 shares issuance to RSM has been recognized pursuant to ASC 815-10-15-9 as a fully prepaid forward sale contract on the Company’s common stock. The fully prepaid forward sale contract is a hybrid instrument comprising (1) a debt host instrument and (2) an embedded forward sale contract, requiring the Company to issue 100,000 shares of the Company’s common stock for no further consideration. Fair value of these shares as of effective date of the agreement totaling $416,000 was recognized in stockholders’ equity in the Condensed Balance Sheet as of September 30, 2015.

Leases

Until September 30, 2015, the Company leased office and storage space for its headquarters in California pursuant to a two-year agreement which called for a minimum monthly rent of approximately $5,000 and an annual increase of 3%. Rent expense, recognized on a straight-line basis, was approximately $15,000 for each of the three months ended September 30, 2015 and 2014. The Company recognized approximately $45,000 in each of the nine months ended September 30, 2015 and 2014 in rent expense. Rent expense is recorded in general and administrative expenses in the Unaudited Condensed Statements of Operations.

On July 9, 2015, the Company entered into a lease with Century Park, a California limited partnership, pursuant to which the Company is leasing approximately 2,780 square feet of office space in Los Angeles, California for the Company’s headquarters. The lease provides for a term of sixty-one (61) months, commencing on October 1, 2015. The Company will pay no rent for the first month of the term and base rent of $9,174 per month for months 2 through 13 of the term, with increasing base rent for each twelve month period thereafter under the term of the lease to a maximum of $10,325 per month for months 50 through 61. The base rent payments do not include the Company’s proportionate share of any operating expenses, including real estate taxes. The Company has the option to extend the term of the lease for one five-year term, provided that the rent would be subject to market adjustments at the beginning of the renewal term. The Company will recognize rent expense in a straight-line basis over the lease term.

Legal

The Company is not currently involved in any legal matters arising in the normal course of business. From time to time, the Company could become involved in disputes and various litigation matters that arise in the normal course of business. These may include disputes and lawsuits related to intellectual property, licensing, contract law and employee relations matters. Periodically, the Company reviews the status of significant matters, if any exist, and assesses its potential financial exposure. If the potential loss from any claim or legal claim is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. Legal proceedings are subject to uncertainties, and the outcomes are difficult to predict. Because of such uncertainties, accruals are based on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability related to pending claims and litigation.

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Employment Agreements

Michael Step

On December 2, 2014, the Company entered into a letter agreement (the “Step Letter Agreement”), with Michael Step, the Company’s current Chief Executive Officer, setting forth the terms of his employment. The Step Letter Agreement provides that Michael Step will be entitled to an annual base salary of  $360,000 and a total of three grants of options to purchase the Company’s common stock.

The first two options entitle Michael Step to purchase 646,537 and 73,377 of the Company’s shares, respectively, for an exercise price of  $5.86 per share. Each of these options is immediately exercisable in full as of the date of the grant, with 44/48ths of the total number of shares covered by each option subject to a right of repurchase by the Company upon termination of Michael Step’s employment with the Company for any reason. This right of repurchase will lapse over a period of 44 months, with 1/44th of the total number of shares subject to the right of repurchase lapsing on January 1, 2015 and on the first day of each month thereafter. In addition, the right of repurchase will lapse in its entirety upon a termination of the employment.

The third option will only become exercisable if by October 1, 2015, the Company has raised a minimum of  $15,000,000 in one or more public and/or private equity financing transactions during the prior twelve (12) month period. In the event the Company closes such a qualified financing (a “Qualified Financing”), the third option will become immediately exercisable for such number of shares of common stock as will, together with the shares subject to the first option, represent 7.5% of the shares of common stock deemed to be outstanding on a fully-diluted basis after giving effect to the issuance of the third option. In the event the Company does not close a Qualified Financing on or before October 1, 2015, the third option will terminate in its entirety and be of no further force or effect. Seventy-five percent (75%) of the shares subject to the third option are subject to a right of repurchase by the Company upon termination of Michael Step’s employment for any reason. This right of repurchase will lapse with respect to 1/36th of the total number of shares subject to the right of repurchase on the first day of each month following the date on which the third option first becomes exercisable. In addition, the right of repurchase will lapse in its entirety upon Michael Step’s termination of employment.

Under the terms of the agreement, Michael Step will be entitled to receive certain payments in the event his employment is terminated under certain scenarios.

Andrew Ritter and Ira Ritter

On September 25, 2013, the Company’s Board of Directors approved the Executive Compensation Plan (the “Compensation Plan”) setting forth the compensation to be paid to Andrew Ritter and Ira Ritter, the Company’s current President and also the Company’s former Chief Executive Officer, and Chief Strategic Officer (“CSO”), respectively, for their contributions to the Company. Pursuant to the terms of the Compensation Plan, the CEO’s salary is $225,000 per year and the CSO’s salary is $210,000 per year. Each executive under the Compensation Plan is entitled to an annual car allowance which, if utilized, results in a reduction of their base salary for the amount used in any one year.

Each executive received options to purchase up to 48,951 shares of the Company’s common stock (each referred to in this section as “Executive Options”) pursuant to the 2009 Stock Plan, which options will vest based on specific performance conditions, described below.

Cash Bonus and Executive Options Performance Conditions

Under the Compensation Plan, each covered executive is entitled to the following cash payments and vests in Executive Options upon the satisfaction of the events described below:

●	FDA Meeting Bonus Opportunities. In April 2013, each executive received a one-time cash bonus of $10,000 for meeting with the FDA regarding RP-G28’s path to FDA approval. In addition, 2,360 shares of the Executive Options vested and became exercisable as of grant date of September 25, 2013. The balance of the 3,496 shares vests ratably on a monthly basis beginning on September 30, 2013.

●	Clinical Trial Funding Commitment Bonus Opportunities. Each executive is entitled to receive a one-time cash bonus of $75,000 upon the Company’s receipt of a commitment by a third party to fund a Phase 2 or later clinical trial; provided, however, that no such bonus may be paid at any time the Company has less than $2,000,000 in available cash. In addition, upon the satisfaction of this milestone, 35% of 10,489 shares of the Executive Options will vest and become exercisable, with the balance of the 10,489 shares vesting in 36 equal monthly installments beginning on the last day of the following month.

●	Fundraising Bonus Opportunities. Each executive is entitled to receive (i) a one-time cash bonus of $50,000 upon the sale of additional equity capital for cash, in one or more closings after July 17, 2012, and/or the actual deployment of funds by a third party for a clinical trial in an aggregate amount in excess of $2,000,000 and (ii) a one-time cash bonus of $150,000 upon the sale of additional equity capital for cash, in one or more closings after July 17, 2012 and/or the actual deployment of funds by a third party for a clinical trial in an aggregate amount in excess of $10,000,000 (which such bonus will be reduced by any cash bonus paid under subsection (i)); provided, however, that no bonus under subsection (i) or (ii) may be paid at any time the Company has less than $2,000,000 in available cash. In addition, upon the satisfaction of the milestone described in subsection (i), 35% of 6,993 shares of the Executive Options will vest and become exercisable, with the balance of the 6,993 shares vesting in 36 equal monthly installments beginning on the last day of the following month, and, upon satisfaction of the milestone described in subsection (ii), 35% of 13,986 shares of the Executive Options will vest and become exercisable, with the balance of the 13,986 shares vesting in 36 monthly installments beginning on the last day of the following month.

●	License Event Bonus Opportunities. Each executive is entitled to receive the following bonus payments in connection with the closing of an exclusive license of RP-G28 and/or any future product candidate developed by the Company from time to time during the term of the Compensation Plan by an/or any option to exclusively license such product candidate to a third party (referred to under the Compensation Plan as a “License Event”) with a minimum upfront payment to the Company of $2,000,000:

●	A graduated cash bonus equal to (i) 5% of the Initial Period License Payment (as defined below) up to $5,000,000; (ii) 4% of the Initial Period License Payment in excess of $5,000,000 up to $10,000,000; and (iii) 3% of the Initial Period License Payment in excess of $10,000,000. In addition, upon the Company’s receipt of an Initial Period License Payment of more than $2,000,000, 35% of 45,454 shares of their Executive Options will vest and become exercisable, with the balance of the 45,454 shares vesting in 36 monthly installments beginning on the last day of the following month.

●	A cash bonus equal to 3% of any Annual Excess Milestone Payments (as defined below); provided, however that no such bonus may be paid at any time the Company has less than $1,000,000 in available cash. In addition, upon the Company’s receipt of an Annual Excess Milestone Payment, 35% of 6,993 shares of their Executive Options will vest and become exercisable, with the balance of the 6,993 shares vesting in 36 monthly installments beginning on the last day of the following month.

Notwithstanding any of the vesting provisions set forth above, the total potential number of Executive Options that may vest will not exceed 48,951 and the Executive Options will automatically terminate for any options for which a vesting date or performance condition has not been met by September 25, 2015.

For purposes of the Compensation Plan, the term “Initial Period License Payment” means the aggregate amount in cash received by the Company (not including any amount placed in escrow or subject to earn-outs, contingencies or other deferrals or earmarked to pay or reimburse the Company for research and development activities) in respect of the License Event over a 24 month period beginning on the closing date of such License Event (which period is referred to therein as the “Initial Period”). The term “Annual Excess Milestone Payments” means the amount in cash in excess of  $2,000,000 (not including any amounts placed in escrow or subject to earn-outs, contingencies or other deferrals) that is received by the Company in respect of any Post-Closing Milestones (as defined below) in each 12-month period beginning on the expiration of the Initial Period. The term “Post-Closing Milestones” means any post-closing payouts set forth in the definitive transaction documentation executed in connection with a License Event; provided, however, that such amounts will not include any amounts that are determined by the Board of Directors to comprise all or any portion of any upfront payment made in connection with a License Event and any royalty payment based on product sales

The Compensation Plan provides that in the event that the Company enters into more than one License Event with respect to a single product candidate (i.e., for a separate field of use), then the proceeds of any such additional License Event will be included with the proceeds of the original License Event for purposes of meeting any of the financial thresholds set forth above. Under the terms of the Compensation Plan, receipt by the Company of more than one bona fide term sheet for a proposed License Event with respect to RP-G28 will result in the payment of an additional 10% of any cash bonus earned as Clinical Trial and Fundraising Bonus or a License Event Bonus.

Under the terms of the Compensation Plan, each executive is entitled to receive certain payments in the event their employment is terminated under certain scenarios.

On December 2, 2014, the Company granted an aggregate of 453,413 options to the President and the CSO to purchase the Company’s common stock listed as follow:

(i)	20,979 fully vested options with an exercise price of $5.86,

(ii)	432,434 options which vest 25% upon the first anniversary of the vesting commencement date with the remaining options vesting monthly in equal amounts over 36 months with an exercise price equal to $5.86 for the first 152,347 options covered thereby, $9.30 for the next 140,044 options covered thereby, and $13.23 for the remaining balance;

Leases

The Company leases office and storage space for its headquarters in California. Starting September 1, 2013, the Company ended its previous lease agreement and executed a new office and storage lease agreement pursuant to a two-year agreement ending September 30, 2015, which calls for a minimum monthly rent of approximately $5,000 and an annual increase of 3%. Rent expense, recognized on a straight-line basis, was approximately $60,000 and $79,000 for the years ended December 31, 2014 and 2013, respectively, and is classified in general and administrative expenses in the accompanying Statements of Operations.

Legal

The Company is not currently involved in any legal matters arising in the normal course of business. From time to time, the Company could become involved in disputes and various litigation matters that arise in the normal course of business. These may include disputes and lawsuits related to intellectual property, licensing, contract law and employee relations matters. Periodically, the Company reviews the status of significant matters, if any exist, and assesses its potential financial exposure. If the potential loss from any claim or legal claim is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. Legal proceedings are subject to uncertainties, and the outcomes are difficult to predict. Because of such uncertainties, accruals are based on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability related to pending claims and litigation.